REVENUE RECOGNITION (Tables)	9 Months Ended
Sep. 30, 2016
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	September 30,	December 31,
	2016	2015

	U.S. $ in millions
Rebates	$3,496	$3,382
Medicaid	1,683	1,319
Chargebacks	1,550	1,091
Returns	853	598
Other	215	211
	$7,797	$6,601